INVENTORIES	12 Months Ended
Dec. 31, 2024
INVENTORIES
INVENTORIES

8.   INVENTORIES

Inventories, all recognized at net realizable value, consist of:

	2023	2024
SIM cards and prepaid vouchers	791	676
Others (each below Rp100 billion)	260	480
Total	1,051	1,156
Provision for obsolescence	(54)	(60)
Net	997	1,096

Management believes the provision is adequate to cover losses from the decline in inventory value due to obsolescence.

The inventories recognized as expenses included in operations, maintenance, and telecommunication service expenses in 2022, 2023 and 2024 amounted to Rp747 billion, Rp797 billion, and Rp584 billion, respectively (Note 26).

There were no inventories pledged as collateral under lending agreements as of December 31, 2023 and 2024.

As of December 31, 2023 and 2024, modules (part of property and equipment) and components held by the Group with book value amounting to Rp96 billion and RpNil, respectively, have been insured against fire, theft, and other specific risks. The total sum insured as of December 31, 2023 and 2024 amounted to Rp94 billion and RpNil, respectively.

Management believes the insurance coverage is adequate to cover potential losses of inventories arising from the insured risks.